Note 1 - Summary of Significant Accounting Policies - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Mar. 31, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Basic
Net (loss) earnings	$ 4,377	$ (2,958)	$ (980)	$ 320	$ 7,789	$ 6,821	$ 965	$ (13,811)	$ 15,895	$ 56,399
Deduct preferred stock dividends								23	23	23
Undistributed (loss) earnings								(13,834)	15,872	56,376
(Loss) earnings attributable to participating preferred shareholders								(66)	146	563
(Loss) earnings attributable to common shareholders								$ (13,768)	$ 15,726	$ 55,813
Weighted average common shares outstanding (in shares)								9,769	9,785	9,878
Basic (loss) earnings per common share (in dollars per share)	$ 0.45	$ (0.30)	$ (0.10)	$ 0.03	$ 0.78	$ 0.69	$ 0.09	$ (1.41)	$ 1.61	$ 5.65
Diluted
(Loss) earnings attributable to common shareholders								$ (13,768)	$ 15,726	$ 55,813
Add dividends on convertible preferred stock									20	20
Earnings attributable to common stock on a diluted basis								$ (13,768)	$ 15,746	$ 55,833
Weighted average common shares outstanding (in shares)								9,769	9,785	9,878
Additional shares to be issued related to the equity compensation plan (in shares)									2	3
Additional shares to be issued under full conversion of preferred stock (in shares)									67	67
Total shares for diluted (in shares)								9,769	9,854	9,948
Diluted (loss) earnings per share (in dollars per share)	$ 0.44	$ (0.30)	$ (0.10)	$ 0.03	$ 0.77	$ 0.69	$ 0.09	$ (1.41)	$ 1.60	$ 5.61